American Century Quantitative Equity Funds, Inc. Statement of Additional Information (SAI) Supplement

Supplement dated April 29, 2013 ■ SAI dated November 1, 2012

The following replaces the Accounts Managed table on page 47 of the SAI.

Accounts Managed

The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Accounts Managed (As of June 30, 2012)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Vinod Chandrashekaran	Number of Accounts	2	0	0
	Assets	$35.4 million (1)	N/A	N/A
Bob Gahagan	Number of Accounts	19	2	1
	Assets	$23.7 billion (2)	$223.3 million	$260.0 million
Brian L. Garbe	Number of Accounts	5	0	0
	Assets	$2.3 billion (3)	N/A	N/A
Brian Howell	Number of Accounts	17	2	2
	Assets	$21.8 billion (2)	$223.3 million	$1.2 billion
Yulin Long	Number of Accounts	2	0	0
	Assets	$35.4 million (1)	N/A	N/A
John Lovito	Number of Accounts	3	0	0
	Assets	$1.5 billion (2)	N/A	N/A
William Martin	Number of Accounts	12	1	0
	Assets	$5.1 billion (4)	$24.8 million	N/A
Claudia Musat	Number of Accounts	9	1	0
	Assets	$5.5 billion (5)	$24.8 million	N/A
Lynette Pang	Number of Accounts	5	0	0
	Assets	$1.4 billion (6)	N/A	N/A
Tal Sansani	Number of Accounts	2	0	0
	Assets	$422.4 million (7)	N/A	N/A
Federico Garcia Zamora	Number of Accounts	3	0	0
	Assets	$1.5 billion (2)	N/A	N/A
Scott Wittman	Number of Accounts	22	23	5
	Assets	$11.7 billion (8)	$3.1 billion	$330.1 million
Elizabeth Xie	Number of Accounts	2	0	0
	Assets	$30.6 million (9)	N/A	N/A

1	Includes $7.4 million in International Core Equity. Information is provided as of April 22, 2013.

2	Includes $113.2 million in Strategic Inflation Opportunities.

3	Includes $68.0 million in Equity Market Neutral, $1.5 billion in Income & Growth, $177.4 million in NT Small Company and $245.0 million in Small Company.

4
Includes $85.1 million in Core Equity Plus, $78.5 million in Disciplined Growth, $3.8 million in Disciplined Growth Plus, $2.1 billion in Equity Growth, $826.3 million in Global Gold, $188.6 million in NT Core Equity Plus, $559.0 million in NT Equity Growth, $113.2 million in Strategic Inflation Opportunities and $316.3 million in Utilities.

5
Includes $85.1 million in Core Equity Plus, $2.1 billion in Equity Growth, $68.0 million in Equity Market Neutral, $1.5 billion in Income & Growth and $188.6 million in NT Core Equity Plus, $559.0 million in NT Equity Growth.

6	Includes $78.5 million in Disciplined Growth, $3.8 million in Disciplined Growth Plus, $826.3 million in Global Gold and $316.3 million in Utilities.

7	Includes $177.4 million in NT Small Company and $245.0 million in Small Company.

8	Includes $85.1 million in Core Equity Plus, $3.8 million in Disciplined Growth Plus and $188.6 million in NT Core Equity Plus.

9	Includes $5.7 million in International Core Equity.

The following replaces the International Core Equity section of the Ownership of Securities table on page 50 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
International Core Equity
Vinod Chandrashekaran (2)	A
Elizabeth Xie	C
Yulin Long (2)	A

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

2	Information is provided as of April 22, 2013.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

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